Leasing Arrangements	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Lessee Disclosure [Abstract]
Leasing Arrangements
Note 13. Leasing Arrangements
The real estate operating lease cost incurred before a location opens for member operations is recorded in pre-opening
location expenses on the accompanying condensed consolidated statements of operations. Once a location opens for member operations, the entire real estate operating lease cost is included in location operating expenses on the accompanying condensed consolidated statements of operations. Real estate operating lease cost for the Company’s corporate offices and relating to other offerings not directly related to our space-as-a-service
offering, for the periods subsequent to acquisition and prior to disposal or wind down, are included in selling, general and administrative expenses on the accompanying condensed consolidated statements of operations. In connection with the restructuring described in Note 3, the Company has decided to strategically close certain locations and terminate certain leases. Any lease termination payments or other remaining lease costs under these leases, where a previously opened location has been closed in preparation for executing a lease termination and/or where a termination agreement has been reached with the landlord, are included in restructuring and other related costs on the accompanying condensed consolidated statements of operations. Other lease terminations, not associated with the restructuring described in Note 3, are classified consistent with the original classification of the lease cost prior to termination. Real estate operating lease cost incurred during the period in which a workspace location
has been closed for member operations and all members have been relocated to a new workspace location, before management’s decision to enter negotiations to terminate a lease is recorded in pre-opening
location expenses on the accompanying consolidated
statements
of
operations.
“Lease cost
 contractually paid or payable” for each period presented below represents cash payments due for base and contingent rent, common area maintenance amounts and real estate taxes payable under the Company’s lease agreements, recorded
on an accrual basis of accounting, regardless of the timing of when such amounts were actually paid.
The
non-cash
adjustment to record lease cost “free rent” periods and lease cost escalation clauses on a straight-line basis over the term of the lease beginning on the date of initial possession is presented as
“Non-cash
GAAP straight-line lease cost” below.
Non-cash
GAAP straight-line lease cost also includes the amortization of any capitalized initial direct costs associated with obtaining a lease.
The tenant improvement allowances and broker commissions received or receivable by the Company for negotiating the Company’s leases are amortized on a straight-line basis over the lease term, as a reduction to the total operating lease cost and are presented as “amortization of lease incentives” below.
“Early termination fees and related (gain)/loss” for each period presented below includes payments due as a result of lease terminations, recorded on a straight-line basis over any remaining lease period as well as any gain or loss recognized on termination. When a lease is terminated, the lease liability and right of use asset is derecognized and any difference is recognized as a gain or loss on termination.
During the nine months ended September 30, 2021, the Company terminated leases associated with a total of
 78
previously open locations and
 3
pre-open
locations. Management is continuing to evaluate our real estate portfolio in connection with its ongoing restructuring efforts and expects to exit additional leases.
During the nine months ended September 30, 2021, the Company has also successfully amended over
 200
leases for a combination of partial terminations to reduce our leased space, rent reductions, rent deferrals, offsets for tenant improvement allowances and other strategic changes. These amendments and full and partial lease terminations have resulted in an estimated reduction of approximately $3.8 billion in total future undiscounted fixed minimum lease cost payments that were scheduled to be paid over the life of the original executed lease agreements, including changes to the obligations of ChinaCo which occurred during the period it was consolidated.
The components of total real estate operating lease cost for leases recorded
under ASC 842 are as follows:

	Three Months Ended September 30, 2021
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$607,739	$17,878	$9,912	$30,369	$665,898
Non-cash GAAP straight-line lease cost	67,688	26,179	357	3,560	97,784
Amortization of lease incentives	(68,534)	(4,787)	(821)	(4,417)	(78,559)

Total real estate operating lease cost	$606,893	$39,270	$9,448	$29,512	$685,123

Early termination fees and related (gain)/loss	$—	$—	$(40)	$(31,373)	$(31,413)

	Nine Months Ended September 30, 2021
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$1,907,773	$73,823	$30,046	$117,855	$2,129,497
Non-cash GAAP straight-line lease cost	198,971	51,713	1,259	5,581	257,524
Amortization of lease incentives	(210,935)	(14,945)	(2,615)	(14,912)	(243,407)

Total real estate operating lease cost	$1,895,809	$110,591	$28,690	$108,524	$2,143,614

Early termination fees and related (gain)/loss	$—	$—	$(40)	$(211,368)	$(211,408)

	Three Months Ended September 30, 2020
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$711,651	$32,106	$13,687	$14	$757,458
Non-cash GAAP straight-line lease cost	87,589	34,688	5,565	—	127,842
Amortization of lease incentives	(77,660)	(8,934)	(1,463)	—	(88,057)

Total real estate operating lease cost	$721,580	$57,860	$17,789	$14	$797,243

Early termination fees and related (gain)/loss	$—	$—	$—	$(4,529)	$(4,529)

	Nine Months Ended September 30, 2020
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$1,978,419	$101,175	$48,266	$390	$2,128,250
Non-cash GAAP straight-line lease cost	316,490	146,814	17,712	—	481,016
Amortization of lease incentives	(221,143)	(32,496)	(4,790)	120	(258,309)

Total real estate operating lease cost	$2,073,766	$215,493	$61,188	$510	$2,350,957

Early termination fees and related (gain)/loss	$—	$—	$—	$(36,215)	$(36,215)

The Company’s total ASC 842 operating lease costs include both fixed and variable
components as follows:

	Three Months Ended September 30, 2021
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Fixed real estate lease costs	$497,078	$34,752	$8,468	$26,500	$566,798
Fixed equipment and other lease costs	259	6	3	1	269

Total fixed lease costs	$497,337	$34,758	$8,471	$26,501	$567,067

Variable real estate lease costs	$109,815	$4,518	$980	$3,012	$118,325
Variable equipment and other lease costs	1,261	14	161	510	1,946

Total variable lease costs	$111,076	$4,532	$1,141	$3,522	$120,271

	Nine Months Ended September 30, 2021
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Fixed real estate lease costs	$1,554,976	$96,065	$25,627	$96,330	$1,772,998
Fixed equipment and other lease costs	918	13	11	19	961

Total fixed lease costs	$1,555,894	$96,078	$25,638	$96,349	$1,773,959

Variable real estate lease costs	$340,833	$14,526	$3,063	$12,194	$370,616
Variable equipment and other lease costs	1,940	(18)	233	1,350	3,505

Total variable lease costs	$342,773	$14,508	$3,296	$13,544	$374,121

	Three Months Ended September 30, 2020
	Reported in:
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	Selling, General and Administrative Expenses	Restructuring and Other Related Costs	Total
Fixed real estate lease costs	$606,993	$55,019	$15,174	$12	$677,198
Fixed equipment and other lease costs	509	—	7	—	516

Total fixed lease costs	$607,502	$55,019	$15,181	$12	$677,714

Variable real estate lease costs	$114,587	$2,841	$2,615	$2	$120,045
Variable equipment and other lease costs	825	10	27	—	862

Total variable lease costs	$115,412	$2,851	$2,642	$2	$120,907

	Nine Months Ended September 30, 2020
	Reported in:
			Selling,
(Amounts in thousands)	Location Operating Expenses	Pre-opening Location Expenses	General and Administrative Expenses	Restructuring and Other Related Costs	Total
Fixed real estate lease costs	$1,732,395	$203,169	$54,508	$422	$1,990,494
Fixed equipment and other lease costs	1,603	—	24	—	1,627

Total fixed lease costs	$1,733,998	$203,169	$54,532	$422	$1,992,121

Variable real estate lease costs	$341,371	$12,324	$6,680	$88	$360,463
Variable equipment and other lease costs	2,648	10	106	—	2,764

Total variable lease costs	$344,019	$12,334	$6,786	$88	$363,227

The Company also
has
certain leases accounted for as
finance
leases. Total lease costs for finance leases are as follows:

	Three Months Ended September 30, 2021			Three Months Ended September 30, 2020
	Reported in:			Reported in:
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$1,235	$1,055	$2,290	$1,333	$1,165	$2,498

	Nine Months Ended September 30, 2021			Nine Months Ended September 30, 2020
	Reported in:			Reported in:
(Amounts in thousands)	Depreciation and Amortization	Interest Expense	Total	Depreciation and Amortization	Interest Expense	Total
Total finance lease cost	$3,750	$3,225	$6,975	$3,993	$3,533	$7,526

The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet as of September 30, 2021 and December 31, 2020, as recorded in accordance with ASC 842:

(Amounts in thousands)	Balance Sheet Captions	September 30, 2021	December 31, 2020
Assets:
Operating lease right-of-use assets	Lease right-of-use assets, net	$13,412,306	$15,107,880
Finance lease right-of-use assets (1)	Property and equipment, net	47,731	48,116

Total leased assets		$13,460,037	$15,155,996

Liabilities:
Current liabilities
Operating lease liabilities	Current lease obligations	$847,790	$842,680
Finance lease liabilities	Current lease obligations	5,221	4,851

Total current liabilities		853,011	847,531

Non-current liabilities
Operating lease obligations	Long-term lease obligations	18,361,431	20,220,274
Finance lease obligations	Long-term lease obligations	39,916	43,332

Total non-current liabilities		18,401,347	20,263,606

Total lease obligations		$19,254,358	$21,111,137

(1)	Finance lease right-of-use assets are recorded net of accumulated amortization of $20.6 million and $17.6 million as of September 30, 2021 and December 31, 2020, respectively.
The weighted average remaining lease term and weighted average discount rate for operating and finance leases as of September 30, 2021 and December 31, 2020 were as follows:

	September 30, 2021		December 31, 2020
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (in years)	12	9	13	10
Weighted average discount rate percentage	8.7%	7.5%	8.7%	7.5%

The Company’s aggregate annual lease obligations relating to non-cancelable
finance and operating leases in possession as of September 30, 2021 as presented in accordance with ASC 842:

	Finance	Operating
(Amounts in thousands)	Leases	Leases	Total
Remainder of 2021	$2,299	$602,352	$604,651
2022	9,186	2,445,586	2,454,772
2023	8,877	2,531,767	2,540,644
2024	7,483	2,589,649	2,597,132
2025	6,542	2,612,927	2,619,469
2026 and beyond	34,892	21,850,948	21,885,840

Total undiscounted fixed minimum lease cost payments	69,279	32,633,229	32,702,508
Less amount representing lease incentive receivables (1)	—	(371,517)	(371,517)
Less amount representing interest	(24,142)	(13,052,491)	(13,076,633)

Present value of future lease payments	45,137	19,209,221	19,254,358
Less current portion of lease obligation	(5,221)	(847,790)	(853,011)

Total long-term lease obligation	$39,916	$18,361,431	$18,401,347

(1)
Lease
incentives
receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for
broker commissions earned for negotiating certain of the Company’s leases.

The future undiscounted fixed minimum lease cost payments for the leases presented above exclude an additional $1.6 billion relating to executed
non-cancelable
leases that the Company has not yet taken possession of as of September 30, 2021.

Note 18. Leasing Arrangements
The real estate operating lease cost incurred before a location opens for member operations is recorded in pre-opening
location expenses on the accompanying consolidated statements of operations. Once a location opens for member operations, the entire real estate operating lease cost is included in location operating expenses on the accompanying consolidated statements of operations. Real estate operating lease cost for the Company’s corporate offices and relating to other offerings not directly related to our space-as-a-service
offering, for the periods subsequent to acquisition and prior to disposal or wind down, are included in selling, general and administrative expenses on the accompanying consolidated statements of operations. In connection with the restructuring described in Note 3, the Company has decided to strategically close certain locations and terminate certain leases. Any lease termination payments or other remaining lease costs under these leases, where a previously opened location has been closed in preparation for executing a lease termination and/or where a termination agreement has been reached with the landlord, are included in restructuring and other related costs on the accompanying consolidated statements of operations. Other lease terminations, not associated with the restructuring described in Note 3, are classified consistent with the original classification of the lease cost prior to termination. Real estate operating lease cost incurred during the period in which a workspace location has been closed for member operations and all members have been relocated to a new workspace location, before management’s decision to enter negotiations to terminate a lease is recorded in pre-opening
location expenses on the accompanying consolidated statements of operations.
“Lease cost contractually paid or payable” for each period presented below represents cash payments due for base and contingent rent, common area maintenance amounts and real estate taxes payable under the Company’s lease agreements, recorded on an accrual basis of accounting, regardless of the timing of when such amounts were actually paid.
The
non-cash
adjustment to record lease cost “free rent” periods and lease cost escalation clauses on a straight-line basis over the term of the lease beginning on the date of initial possession is presented as
“Non-cash
GAAP straight-line lease cost” below.
Non-cash
GAAP straight-line lease cost also includes the amortization of any capitalized initial direct costs associated with obtaining a lease.
The tenant improvement allowances and broker commissions received or receivable by the Company for negotiating the Company’s leases are amortized on a straight-line basis over the lease term, as a reduction to the total operating lease cost and are presented as “amortization of lease incentives” below.
“Early termination fees and related (gain)/loss” for each period presented below includes payments due as a result of lease terminations, recorded on a straight-line basis over any remaining lease period as well as any gain or loss recognized on termination. When a lease is terminated, the lease liability and right of use asset is derecognized and any difference is recognized as a gain or loss on termination.
During the year ended December 31, 2020, the Company terminated leases associated with a total of 82 consolidated pre-open
locations, including 7 associated with ChinaCo during the nine months ended September 30, 2020 that it was consolidated and strategically closed 24 previously open Consolidated Locations, including 9 associated with ChinaCo during the nine months ended September 30, 2020 that it was consolidated. Management is continuing to evaluate our real estate portfolio in connection with its ongoing restructuring efforts and expects to exit additional leases over the remainder of 2021.
During the year ended December 31, 2020, the Company has also successfully amended over 200 leases for a combination of partial terminations to reduce our leased space, rent reductions, rent deferrals, offsets for tenant improvement allowances and other strategic changes. These amendments and full and partial lease terminations have resulted in an estimated reduction of approximately $4 billion in total future undiscounted fixed minimum lease cost payments that were scheduled to be paid over the life of the original executed lease agreements, including changes to the obligations of ChinaCo which occurred during the period it was consolidated. The deconsolidation of ChinaCo on October 2, 2020 also resulted in a decline of approximately $2.7 billion in our consolidated total future undiscounted fixed minimum lease cost payments based on the future obligations that existed as of September 30, 2020 just prior to the deconsolidation.
The components of total real estate operating lease cost for leases recorded under ASC 842 are as follows:

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$2,638,455	$128,452	$61,991	$1,863	$2,830,761
Non-cash GAAP straight-line lease cost	380,851	171,772	19,727	576	572,926
Amortization of lease incentives	(297,828)	(40,550)	(6,138)	(1,084)	(345,600)

Total real estate operating lease cost	$2,721,478	$259,674	$75,580	$1,355	$3,058,087

Early termination fees and related (gain)/loss	$—	$—	$—	$(37,354)	$(37,354)

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period	$1,686,431	$119,220	$64,949	$144	$1,870,744
Non-cash GAAP straight-line lease cost	411,161	484,099	19,776	—	915,036
Amortization of lease incentives	(169,676)	(60,447)	(6,109)	—	(236,232)

Total real estate operating lease cost	$1,927,916	$542,872	$78,616	$144	$2,549,548

Early termination fees and related (gain)/loss	$553	$—	$—	$3,162	$3,715

The components of total real estate operating lease cost for leases recorded under ASC 840 are as follows:

	Year Ended December 31, 2018
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Lease cost contractually paid or payable for the period (1)	$824,650	$80,736	$18,730	$—	$924,116
Non-cash GAAP straight-line lease cost	268,125	268,593	6,124	—	542,842
Amortization of lease incentives	(88,867)	(3,759)	(1,209)	—	(93,835)

Total real estate operating lease cost	$1,003,908	$345,570	$23,645	$—	$1,373,123

Early termination fees and related (gain)/loss	$—	$—	$—	$—	$—

(1)
Common area maintenance charges and real estate taxes, or “tenancy costs” are a non-lease
component as defined in ASC 842. We have elected to not separate non-lease
components in the determination of our lease obligation and therefore the costs associated with common area maintenance charges and real estate taxes billed in addition to our base rent, where applicable, have been included as a component of our total operating lease costs in 2019 and 2020. For comparability purposes, we have presented incremental common area maintenance charges and real estate taxes collectively, “tenancy costs”, contractually paid or payable, shown as a component of the total operating lease cost in all periods presented.

During the year ended December 31, 2018, the Company recognized contingent rent expenses totaling $22.7 million, included in as a component of the total real estate operating lease cost for the year.
The Company’s total ASC 842 operating lease costs include both fixed and variable components as follows:

	Year Ended December 31, 2020
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$2,283,042	$243,298	$67,172	$613	$2,594,125
Fixed equipment and other lease costs	2,085	—	30	—	2,115

Total fixed lease costs	$2,285,127	$243,298	$67,202	$613	$2,596,240

Variable real estate lease costs	$438,436	$16,376	$8,408	$742	$463,962
Variable equipment and other lease costs	2,877	40	151	—	3,068

Total variable lease costs	$441,313	$16,416	$8,559	$742	$467,030

	Year Ended December 31, 2019
	Reported in:
			Selling,
	Location	Pre-opening	General and	Restructuring
(Amounts in thousands)	Operating Expenses	Location Expenses	Administrative Expenses	and Other Related Costs	Total
Fixed real estate lease costs	$1,612,658	$507,591	$71,764	$144	$2,192,157
Fixed equipment and other lease costs	2,943	—	3,263	—	6,206

Total fixed lease costs	$1,615,601	$507,591	$75,027	$144	$2,198,363

Variable real estate lease costs	$315,258	$35,281	$6,852	$—	$357,391
Variable equipment and other lease costs	1,902	—	—	—	1,902

Total variable lease costs	$317,160	$35,281	$6,852	$—	$359,293

During 2018, the Company also had certain leases accounted for as capital leases under ASC 840 which beginning in 2019 are referred to as finance leases and accounted for under ASC 842. Total lease costs for these leases are as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
	Reported in:			Reported in:
	Depreciation			Depreciation
	and	Interest		and	Interest
(Amounts in thousands)	Amortization	Expense	Total	Amortization	Expense	Total
Total finance lease cost	$5,271	$4,675	$9,946	$4,499	$4,621	$9,120

	Year Ended December 31, 2018
	Reported in:
	Depreciation
	and	Interest
(Amounts in thousands)	Amortization	Expense	Total
Total capital lease cost	$2,162	$3,780	$5,942

The below table presents the lease related assets and liabilities recorded on the accompanying balance sheet as of December 31, 2020 and 2019, as recorded in accordance with ASC 842:

		December 31,
(Amounts in thousands)	Balance Sheet Captions	2020	2019
Assets:
Operating lease right-of-use assets	Lease right-of-use assets, net	$15,107,880	$17,496,004
Finance lease right-of-use assets (1)	Property and equipment, net	48,116	35,580

Total leased assets		$15,155,996	$17,531,584

Liabilities:
Current liabilities
Operating lease liabilities	Current lease obligations	$842,680	$680,911
Finance lease liabilities	Current lease obligations	4,851	4,718

Total current liabilities		847,531	685,629

Non-current liabilities
Operating lease obligations	Long-term lease obligations	20,220,274	21,202,804
Finance lease obligations	Long-term lease obligations	43,332	48,359

Total non-current liabilities		20,263,606	21,251,163

Total lease obligations		$21,111,137	$21,936,792

(1)	Finance lease right-of-use assets are recorded net of accumulated amortization of $17.6 million and $13.0 million as of December 31, 2020 and 2019, respectively.
The weighted average remaining lease term and weighted average discount rate for operating and finance leases as of December 31, 2020 and 2019 were as follows:

	December 31, 2020		December 31, 2019
	Operating	Finance	Operating	Finance
Weighted average remaining lease term (in years)	13	10	14	10
Weighted average discount rate percentage	8.7%	7.5%	8.1%	7.4%
The Company’s aggregate annual lease obligations relating to non-cancelable
finance and operating leases in possession as of December 31, 2020 as presented in accordance with ASC 842:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
2021	$9,447	$2,563,634	$2,573,081
2022	9,482	2,702,441	2,711,923
2023	9,092	2,757,020	2,766,112
2024	7,464	2,804,710	2,812,174
2025	6,338	2,835,422	2,841,760
2026 and beyond	32,470	23,362,437	23,394,907

Total undiscounted fixed minimum lease cost payments	74,293	37,025,664	37,099,957
Less amount representing lease incentive receivables (1)	—	(698,791)	(698,791)
Less amount representing interest	(26,109)	(15,263,919)	(15,290,028)

Present value of future lease payments	48,184	21,062,954	21,111,138
Less current portion of lease obligation	(4,851)	(842,680)	(847,531)

Total long-term lease obligation	$43,333	$20,220,274	$20,263,607

(1)
Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.

The future undiscounted fixed minimum lease cost payments for the leases presented above exclude an additional $3.5 billion relating to executed non-cancelable
leases that the Company has not yet taken possession of as of December 31, 2020.
The Company’s aggregate annual lease obligations relating to non-cancelable
finance and operating leases in possession as of December 31, 2019 as presented in accordance with ASC 842:

(Amounts in thousands)	Finance Leases	Operating Leases	Total
2020	$9,429	$2,416,519	$2,425,948
2021	9,511	2,824,330	2,833,841
2022	9,465	2,911,370	2,920,835
2023	8,931	2,960,557	2,969,488
2024	7,258	2,996,646	3,003,904
2025 and beyond	38,755	26,013,434	26,052,189

Total undiscounted fixed minimum lease cost payments	83,349	40,122,856	40,206,205
Less amount representing lease incentive receivables (1)	—	(1,794,191)	(1,794,191)
Less amount representing interest	(30,272)	(16,444,053)	(16,474,325)

Present value of future lease payments	53,077	21,884,612	21,937,689
Less obligations classified as held for sale	—	(897)	(897)
Less current portion of lease obligation	(4,718)	(680,911)	(685,629)

Total long-term lease obligation	$48,359	$21,202,804	$21,251,163

(1)
Lease incentives receivable primarily represent amounts expected to be received by the Company relating to payments for leasehold improvements that are reimbursable pursuant to lease provisions with relevant landlords and receivables for broker commissions earned for negotiating certain of the Company’s leases.

The future undiscounted fixed minimum lease cost payments for the leases presented above exclude an additional $9.2 billion relating to executed non-cancelable
leases that the Company had signed as of December 31, 2019 but not yet taken possession of as of December 31, 2019.